Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Leases1 [Abstract]
Operating lease costs	$ 253.1	$ 216.2
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	1,643.7
2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	287.8
2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	258.5
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	229.0
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	182.8
2023
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	146.9
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	538.7
Insurance and reinsurance companies
Leases1 [Abstract]
Operating lease costs	93.5	79.3
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	540.2
Insurance and reinsurance companies | 2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	83.5
Insurance and reinsurance companies | 2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	79.2
Insurance and reinsurance companies | 2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	72.2
Insurance and reinsurance companies | 2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	55.4
Insurance and reinsurance companies | 2023
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	45.2
Insurance and reinsurance companies | Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	204.7
Non-insurance companies
Leases1 [Abstract]
Operating lease costs	159.6	$ 136.9
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	1,103.5
Non-insurance companies | 2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	204.3
Non-insurance companies | 2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	179.3
Non-insurance companies | 2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	156.8
Non-insurance companies | 2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	127.4
Non-insurance companies | 2023
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	101.7
Non-insurance companies | Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease commitments	$ 334.0